Investments and Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments and Equity Method Investments
Investments and equity method investments consisted of the following (in thousands):

	As of December 31,
	2021	2020
Investments:
Genomatica, Inc. preferred stock	$55,000	$55,000
Synlogic, Inc. common stock	15,345	13,696
Synlogic, Inc. warrants	6,166	5,504
Cronos Group Inc. common stock	10,331	—
Non-marketable equity securities	15,195	—

Total	$102,037	$74,200

Equity method investments (1) :
Joyn Bio, LLC	$11,694	$28,924
Other	1,500	—

Total	$13,194	$28,924

(1)	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.
(Loss) gain on investments and equity method investments consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
(Loss) gain on investments:
Synlogic, Inc. common stock	$1,649	$(2,663)	$(19,403)
Synlogic, Inc. warrants	662	(1,070)	(7,797)
Cronos Group Inc.	(13,854)	—	—

Total	$(11,543)	$(3,733)	$(27,200)

Loss on equity method investments:
Joyn Bio, LLC	$(17,230)	$(396)	$(1,730)
Allonnia, LLC	(12,698)	—	(24,480)
Arcaea, LLC	(47,356)	—	—
Glycosyn, LLC	—	—	(1,323)

Total	$(77,284)	$(396)	$(27,533)